FEDERATED INSTITUTIONAL TRUST

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

July 29, 2020

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

RE:	FEDERATED INSTITUTIONAL TRUST (the “Registrant”)
Federated Government Ultrashort Duration Fund (the “Fund”)
Class A Shares
Institutional Shares
Service Shares
Class R6 Shares

1933 Act File No. 33-54445
1940 Act File No. 811-7193

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Registrant hereby certifies that the definitive form of Prospectus and Statement of Additional Information dated July 31, 2020, that would have otherwise been filed under Rule 497(c), does not differ from the form of Prospectus and Statement of Additional Information contained in the Registration Statement for the Fund which was electronically filed pursuant to Rule 485(b) as Post-Effective Amendment No. 104 on July 28, 2020.

If you have any questions on the enclosed material, please contact me at (412) 288-1474.

Very truly yours,

/s/ George F. Magera
George F. Magera
Assistant Secretary